Private Placement - Additional Information (Detail) - USD ($)		1 Months Ended	5 Months Ended	6 Months Ended
	Oct. 20, 2020	Oct. 20, 2020	Dec. 31, 2020	Jun. 30, 2021
Private Placement [Line Items]
Purchase price	$ 10.00	$ 10.00	$ 11.50	$ 11.50
Aggregate purchase price, amount			$ 8,400,000
Public warrant description			Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 9).	Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 8).
Private Placement [Member]
Private Placement [Line Items]
Aggregate purchase price, shares (in Shares)	2,000,000
Purchase price	$ 10.00	10.00
Warrants per share price	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Additional number of warrants sold, shares	266,667	266,667
Private Placement [Member] | Sponsor [Member]
Private Placement [Line Items]
Aggregate purchase price, shares (in Shares)			5,333,333	5,333,333
Purchase price			$ 1.50	$ 1.50
Aggregate purchase price, amount		$ 400,000	$ 8,000,000	$ 8,000,000
Warrants per share price	$ 1.50	$ 1.50
Additional number of warrants sold, shares	266,667	266,667
Public warrant description			Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 9).	Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 8)
Aggregate Purchase Price	$ 1.50	$ 1.50
Aggregate purchase price, shares		266,667